Deposits for Plant, Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Deposits for Plant, Property and Equipment [Abstract]
Accrued impairment	$ 2.38	$ 2.56